                         SUPPLEMENT TO THE PROSPECTUSES

                        WARBURG PINCUS JAPAN GROWTH FUND
                    WARBURG PINCUS JAPAN SMALL COMPANY FUND

The following information supersedes certain information in the funds' Prospectuses.

Effective May 30, 2000, the Warburg Pincus Japan Small Company Fund will increase its redemption fee (short-term trading fee) from 1.00% to 2.00% and the Warburg Pincus Japan Growth Fund will impose a new 2.00% redemption fee on fund shares purchased on or after May 30th and redeemed or exchanged less than six months from purchase. This fee is calculated based on the shares' net asset value at redemption and deducted from the redemption proceeds. The fee is paid to the funds to offset costs associated with short-term shareholder trading. It does not apply to shares acquired through reinvestment of distributions. For purposes of computing the redemption fee, any shares purchased through reinvestment of distributions will be redeemed first without charging the fee, followed by the shares held longest. The funds may waive the redemption fee with respect to shares purchased through certain discretionary investment advisory accounts and 401(k) retirement programs.

The Board of Directors of the funds approved the redemption fee to limit the disruptive effects on the portfolio management of the funds that result from "market timing" of the funds' shares. Market timing of large dollar amounts can make it difficult to implement investment strategies because the Portfolio Managers cannot predict how much cash the funds will have to invest. The Board of Directors also approved resolutions under which the funds' investment adviser, Credit Suisse Asset Management, LLC (CSAM), at its discretion, may temporarily suspend purchases of shares of the funds (including purchases by exchange) through certain financial institutions and mutual fund "supermarket" programs, if excessive trading is deemed to be a problem prior to the effective date of the redemption fees. CSAM has decided not to impose this suspension at this time, but may do so in the future to deter further market timing. Each fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the fund's view, is likely to engage in excessive trading.

Dated: March 27, 2000                                                    16-0300
                                                                             for
                                                                           WPJPN
                                                                           ADJPN

      [Warburg Pincus Funds Logo][Credit Suisse Asset Management Logo]

                              WARBURG PINCUS FUNDS
                                  SHAREHOLDER
                                     GUIDE

                                  Common Class
                               February 29, 2000
                           As Revised March 27, 2000

      This Shareholder Guide is incorporated into and legally part of each
                   Warburg Pincus (Common Class) prospectus.

    Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC

                                 BUYING SHARES

     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Shareholder Service Center to receive one by mail or fax. Or you can download it from our Internet Web site: www.warburg.com.

   You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table. If you want to use ACH transfer, be sure to complete the "ACH on Demand" section of the account application.

     INVESTMENT CHECKS

   Please use either a personal or bank check payable in U.S. dollars to Warburg Pincus Funds. Unfortunately, we cannot accept "starter" checks that do not have your name preprinted on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Warburg Pincus Funds. These types of checks may be returned to you and your purchase order may not be processed. Limited exceptions include properly endorsed government checks.

                           MINIMUM INITIAL INVESTMENT

Cash Reserve Fund:       $  1,000
New York Tax Exempt
  Fund:                  $  1,000
Balanced Fund:           $  1,000
Value Fund:              $  1,000
WorldPerks(R) Funds:     $  5,000
Long-Short Fund:         $ 25,000
All other funds:         $  2,500
IRAs:                    $    500*
Transfers/Gifts to
  Minors:                $    500*

 * $25,000 minimum for Long-Short Fund.

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  [Warburg Pincus Fund Name]
  DDA# 9904-649-2
  F/F/C: [Account Number and Registration]

                                HOW TO REACH US

  SHAREHOLDER SERVICE CENTER
  Toll free: 800 -WARBURG
             (800 -927-2874)
  Fax:      212-370-9833

  MAIL
  Warburg Pincus Funds
  P.O. Box 9030
  Boston, MA 02205-9030

  OVERNIGHT/COURIER SERVICE
  Boston Financial
  Attn: Warburg Pincus Funds
  66 Brooks Drive
  Braintree, MA 02184

  INTERNET WEB SITE
  www.warburg.com

---------------------------------------------------------------------------------------
           OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------
BY CHECK
---------------------------------------------------------------------------------------
- Complete the New Account Application.        - Make your check payable to Warburg
  For IRAs use the Universal IRA                 Pincus Funds.
  Application.                                 - Write the account number and the fund
- Make your check payable to Warburg             name on your check.
  Pincus Funds.                                - Mail to Warburg Pincus Funds.
- Mail to Warburg Pincus Funds.                - Minimum amount is $100.
---------------------------------------------------------------------------------------
BY EXCHANGE
---------------------------------------------------------------------------------------
- Call our Shareholder Service Center to       - Call our Shareholder Service Center to
  request an exchange. Be sure to read           request an exchange.
  the current prospectus for the new           - Minimum amount is $250.
  fund. Also please observe the minimum        If you do not have telephone privileges,
  initial investment.                          mail or fax a signed letter of
  If you do not have telephone privileges,     instruction.
  mail or fax a signed letter of
  instruction.
---------------------------------------------------------------------------------------
BY WIRE
---------------------------------------------------------------------------------------
- Complete and sign the New Account            - Call our Shareholder Service Center by
  Application.                                   4 p.m. ET to inform us of the incoming
- Call our Shareholder Service Center and        wire. Please be sure to specify your
  fax the signed New Account Application         name, the account number and the fund
  by 4 p.m. ET.                                  name on your wire advice.
- Shareholder Services will telephone you      - Wire the money for receipt that day.
  with your account number. Please be          - Minimum amount is $500.
  sure to specify your name, the account
  number and the fund name on your wire
  advice.
- Wire your initial investment for
  receipt that day.
- Mail the original, signed application
  to Warburg Pincus Funds.
This method is not available for IRAs.
---------------------------------------------------------------------------------------
BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER
---------------------------------------------------------------------------------------
- Cannot be used to open an account.           - Call our Shareholder Service Center to
                                                 request an ACH transfer from your bank.
                                               - Your purchase will be effective at the
                                                 next NAV calculated after we receive your
                                                 order in proper form.
                                               - Minimum amount is $50.
                                               Requires ACH on Demand privileges.
---------------------------------------------------------------------------------------

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                               SELLING SHARES(*)

   SELLING SOME OR ALL OF YOUR SHARES                       CAN BE USED FOR
BY MAIL

Write us a letter of instruction that          - Accounts of any type.
includes:                                      - Sales of any amount.
- your name(s) and signature(s)                For IRAs please use the IRA Distribution
- the fund name and account number             Request Form.
- the dollar amount you want to sell
- how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").
Mail the materials to Warburg Pincus
Funds.
If only a letter of instruction is
required, you can fax it to the
Shareholder Service Center.
BY EXCHANGE
- Call our Shareholder Service Center to       - Accounts with telephone privileges.
  request an exchange. Be sure to read         If you do not have telephone privileges,
the current prospectus for the new fund.       mail or fax a letter of instruction to
Also please observe the minimum initial        exchange shares.
investment.
BY PHONE

Call our Shareholder Service Center to         - Non-IRA accounts with telephone
request a redemption. You can receive the      privileges.
proceeds as:
- a check mailed to the address of record
- an ACH transfer to your bank ($50
minimum)
- a wire to your bank ($500 minimum)
See "By Wire or ACH Transfer" for
details.
BY WIRE OR ACH TRANSFER
- Complete the "Wire Instructions" or          - Non-IRA accounts with wire-redemption
  "ACH on Demand" section of your New          or ACH on Demand privileges.
  Account Application.                         - Requests by phone or mail.
- For federal-funds wires, proceeds will
  be wired on the next business day. For
  ACH transfers, proceeds will be
  delivered within two business days.

()* For the Japan Growth Fund and Japan Small Company Fund only: Each fund imposes a 2.00% redemption fee (short-term trading fee) on fund shares redeemed or exchanged less than six months from purchase. This fee is calculated based on the shares' net asset value at redemption and deducted from the redemption proceeds. The fee is paid to the fund to offset costs associated with short-term shareholder trading. It does not apply to shares acquired through reinvestment of distributions. For purposes of computing the redemption fee, any shares bought through reinvestment of distributions will be redeemed first without charging the fee, followed by the shares held longest. The redemption fee applies to fund shares purchased on or after May 30, 2000. The Japan Small Company Fund imposes a 1.00% redemption fee on fund shares purchased during the period November 17, 1999 through May 29, 2000 and redeemed or exchanged less than six months from purchase.

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large amounts (other than by exchange)

 - requests to send the proceeds to a different payee or address

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

     RECENTLY PURCHASED SHARES

   For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the funds will delay payment of your cash redemption proceeds for 10 calendar days from the day of purchase. At any time during this period, you may exchange into another fund.

     LOW-BALANCE ACCOUNTS

   If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

                        MINIMUM TO KEEP AN ACCOUNT OPEN

Cash Reserve Fund:           $   750
New York Tax Exempt Fund:    $   750
Balanced Fund:               $   500
Value Fund:                  $   500
WorldPerks Funds:            $   750
All other funds:             $ 2,000
IRAs:                        $   250
Transfers/Gifts to
  Minors:                    $   250

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                              SHAREHOLDER SERVICES

     AUTOMATIC SERVICES

   Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling our Shareholder Service Center.

SAVEMYMONEY PROGRAM

   SaveMyMoney(SM) is a low minimum, automatic investing program that makes it easy to build a mutual fund portfolio. For an initial investment of $250 along with a minimum $50 monthly investment, you can invest in certain Warburg Pincus funds. The SaveMyMoney Program will automatically transfer the monthly investment amount you designate from your bank account.

AUTOMATIC MONTHLY INVESTMENT PLAN

   For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

   For making automatic monthly, quarterly, semiannual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

   For automatically reinvesting your dividend and capital-gain distributions into another identically registered Warburg Pincus fund. Not available for IRAs.

     RETIREMENT PLANS

   Warburg Pincus offers a range of tax-advantaged retirement accounts, including:

 - Traditional IRAs

 - Roth IRAs

 - Roth Conversion IRAs

 - Spousal IRAs

 - Rollover IRAs

 - SEP IRAs

   To transfer your IRA to Warburg Pincus, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

     TRANSFERS/GIFTS TO MINORS

   Depending on state laws, you can set up a custodial account under the Uniform Transfers-to-Minors Act (UTMA) or the Uniform Gifts-to-Minors Act (UGMA). Please consult your tax professional about these types of accounts.

     ACCOUNT CHANGES

   Call our Shareholder Service Center to update your account records whenever you change your address. Shareholder Services can also help you change your account information or privileges.

                                 OTHER POLICIES

     TRANSACTION DETAILS

   You are entitled to capital-gain and earned dividend distributions as soon as your purchase order is executed. For the Intermediate Maturity Government, New York Intermediate Municipal and Fixed Income Funds and the Money Market Funds, you begin to earn dividend distributions the business day after your purchase order is executed. However, if we receive your purchase order and payment to purchase shares of a Money Market Fund before 12 p.m. (noon), you begin to earn dividend distributions on that day.
   Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if:

 - your investment check or ACH transfer does not clear

 - you place a telephone order by 4 p.m. ET and we do not receive your wire that day
   If you wire money without first calling Shareholder Services to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.
   While we monitor telephone servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.
   Uncashed redemption or distribution checks do not earn interest.

    SPECIAL SITUATIONS

   A fund reserves the right to:

 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading

 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change its minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements for investments through certain financial-services firms and for employees and clients of its adviser, sub-adviser, distributor and their affiliates and, for the Long-Short Fund, investments through certain financial-services firms ($10,000 minimum) and through retirement plan programs (no minimum)

 - stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                          [WARBURG PINCUS FUNDS LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874)  - www.warburg.com
PROVIDENT DISTRIBUTORS, INC., DISTRIBUTOR                          WPCOM-31-0300